Loss per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Loss per Share

Note 12 — Loss per Share

Founders Convertible Preferred Stock, Convertible Preferred Stock, and unvested Restricted Stock Awards (“RSA’s”) are participating securities in periods of income, as the Founders Convertible Preferred Stock, Convertible Preferred Stock, and unvested RSAs participate in undistributed earnings on an as-if-converted or as-vested basis. However, the Founders Convertible Preferred Stock, Convertible Preferred Stock, and unvested RSAs do not share in losses.

The Company computes earnings per share of Common Stock using the two-class method required for participating securities and does not apply the two-class method in periods of net loss. Basic and diluted earnings per share was the same for the years presented as the inclusion of all potential Common Stock outstanding would have been anti-dilutive. The following table sets forth the computation of basic and diluted loss:

	Three Months Ended March 31,
	2021		2020
(in thousands, except share and per share amounts)	Class A Common	Class B Common	Class A Common	Class B Common
Net loss	$(40,862)	$(118,110)	$(1,389)	$(10,592)
Adjustment to redemption value on Convertible Preferred Stock	(260,051)	(751,675)	—	—

Net loss attributed to common stockholders	$(300,913)	$(869,785)	—	—

Basic weighted average common shares outstanding	24,371,147	70,444,444	9,443,456	71,970,000
Dilutive weighted average common shares outstanding	24,371,147	70,444,444	9,443,456	71,970,000
Loss per share attributable to common stockholders:
Basic and Diluted loss per share	$(12.35)	$(12.35)	$(0.15)	$(0.15)

There were no preferred dividends declared or accumulated as of March 31, 2021 and December 31, 2020.

The following securities were not included in the computation of diluted shares outstanding because the effect would be anti-dilutive:

	Three Months Ended March 31,
	2021		2020
	Class A Common	Class B Common	Class A Common	Class B Common
Stock options	11,359,379	—	14,935,151	—
Convertible Preferred Stock	197,848,010	—	154,993,663	—
Warrants	722,586	—	722,586	—
RSAs	—	—	—	725,000

Total	209,929,975	—	170,651,400	725,000

For the Convertible Notes, before settlement, for purposes of diluted earnings (loss) per share, the Company applies the if-converted method. However, because the adjustment to the numerator for interest expense was antidilutive, the Convertible Notes were not included in diluted earnings (loss) per share. Refer to Note 6 — Long-Term Debt for the key terms of the Convertible Notes.

Note 11 — Loss per Share

Founders Convertible Preferred Stock, Series A and B Convertible Preferred Stock, and unvested Restricted Stock Awards (“RSA’s”) are participating securities in periods of income, as the Founders Convertible Preferred Stock, Series A and B Convertible Preferred Stock, and unvested RSAs participate in undistributed earnings on an as-if-converted or as-vested basis. However, the Founders Convertible Preferred Stock, Series A and B Convertible Preferred Stock, and unvested RSAs do not share in losses.

The Company computes earnings per share of Common Stock using the two-class method required for participating securities and does not apply the two-class method in periods of net loss. Basic and diluted earnings per share was the same for the years presented as the inclusion of all potential Common Stock outstanding would have been anti-dilutive. The following table sets forth the computation of basic and diluted loss:

	Years Ended December 31,
	2020		2019
(in thousands, except share and per share amounts)	Class A Common	Class B Common	Class A Common	Class B Common
Net loss attributable to common stockholders	$(8,120)	$(60,173)	$(5,989)	$(47,910)
Basic weighted average common shares outstanding	9,902,845	73,385,753	8,082,020	63,684,201
Dilutive weighted average common shares outstanding	9,902,845	73,385,753	8,082,020	63,684,201
Loss per share attributable to common stockholders:
Basic and Diluted loss per share	$(0.82)	$(0.82)	$(0.74)	$(0.74)

There were no preferred dividends declared or accumulated as of December 31, 2020 and 2019.

The following securities were not included in the computation of diluted shares outstanding because the effect would be anti-dilutive:

	Years Ended December 31,
	2020		2019
	Class A Common	Class B Common	Class A Common	Class B Common
Stock options	12,851,154	—	8,753,954	—
Convertible Preferred Stock	154,993,663	—	154,993,663	—
Warrants	722,586	—	722,586	—
RSAs	—	—	93,752	2,900,000

Total	168,567,403	—	164,563,955	2,900,000

For the Convertible Notes, before settlement, for purposes of diluted earnings (loss) per share, the Company applies the if-converted method. However, because the adjustment to the numerator for interest expense was antidilutive, the Convertible Notes were not included in diluted earnings (loss) per share. Refer to Note 6 — Long-Term Debt for the key terms of the Convertible Notes.